SUPPLEMENTAL CASH FLOW INFORMATION - Summary of Increase and (Decrease) In Non-Cash Working Capital Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information1 [Abstract]
Receivables	$ (3,604)	$ 1,223
Prepaids and deposits	750	(799)
Inventory	1,383	9,220
Accounts payable and accrued liabilities	9,916	(2,484)
Increase in working capital	$ 8,445	$ 7,160